Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Intangible Assets [Abstract]
Schedule of intangible assets

	Estimated useful lives	March 31, 2018	December 31, 2017
Intangible assets with definitive lives:
Patents, licenses, and intellectual property	4 to 20 years	$10,363,097	$10,363,097
Fair value of customer relationships at acquisition	10 years	600,000	600,000
Less: accumulated amortization		(2,077,306)	(1,773,605)
Patents, licenses, and intellectual property – net		8,885,791	9,189,492

Intangible assets with indefinite lives:
Fair value of trade secrets and know-how at acquisition		1,550,000	1,550,000

Total intangible assets – net		$10,435,791	$10,739,492

	Estimated useful lives	December 31, 2017	December 31, 2016
Intangible assets with definitive lives:
Patents, licenses and intellectual property	4 to 20 years	$10,363,097	$10,313,660
Fair value of customer relationships at acquisition	10 years	600,000	—
Less: accumulated amortization		(1,773,605)	(601,570)
Patents, licenses and intellectual property – net		9,189,492	9,712,090

Intangible assets with indefinite lives:
Fair value of trade secrets and know-how at acquisition		1,550,000	—

Total intangible assets – net		$10,739,492	$9,712,090